Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
commercial paper	$ 233,353,000	$ 0
Borrowings under lines of credit	115,499,000	109,230,000
Other financial liabilities	11,000	22,000
Short-term debt and other financial liabilities	348,863,000	109,252,000
Short Term Debt Due To Related Parties Current	63,984,000	19,052,000
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	412,847,000	128,304,000
Related Party Transaction [Line Items]
External Cash Pool	$ 51,702,000	$ 48,277,000